Investment Strategy	Oct. 28, 2026
Madison Mosaic Income Opportunities ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in shares of other registered investment companies (the “underlying funds”). The Fund’s allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison” or the “Advisor”), the Fund’s investment advisor. Tidal Investments LLC (“Tidal” or the “Subadvisor”) provides advisory services for the Fund by, among other things, trading portfolio securities and performing related services, providing tax optimization services and assists in basket creation, reporting and monitoring, portfolio compliance monitoring and reporting. Under normal circumstances, the Fund’s total net assets will be allocated among underlying funds, including exchange traded funds (“ETFs”), with exposure to various asset classes, including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments. The Fund’s allocation to underlying funds will vary however, under normal market conditions, the Fund’s portfolio managers generally attempt to target a 60% bond funds and 40% equity funds investment allocation. Nevertheless, underlying bond funds (which may hold investment grade, non-investment grade securities (i.e., “junk” bonds) and mortgage- or asset-backed securities) may constitute up to 80% of the Fund’s assets. Investments in non-investment grade bond funds may not exceed 50% of fund assets.

The balance between the two main asset classes of the Fund (i.e., fixed income investing and equity investing) is determined after reviewing the risks and current yields associated with each type of investment, with the goal of meaningful risk reduction as market conditions demand.

Underlying funds in which the Fund invests may include funds advised by the Advisor and/or its affiliates, including other Madison ETFs and Mutual Funds (the “affiliated underlying funds”).

The Advisor may employ multiple analytical approaches to determine the appropriate allocation among the underlying funds, including:

●	Macroeconomic analysis. This approach analyzes high frequency economic (e.g. monetary/fiscal policy, money supply, inflation, manufacturing/services production/new orders, personal income and expenditures, etc.) and market data (e.g. interest rates and spread differentials, currencies, commodity prices, etc.) across the global markets in an effort to identify attractive investment opportunities in countries, regions and/or asset classes by seeking to determine economic and market cycle positioning.

●	Fundamental analysis. This approach reviews fundamental asset class valuation data (e.g. P/E, P/S, EV/Sales multiples, free cash flow yield, etc.) to determine the absolute and relative attractiveness of existing and potential investment opportunities in relation to the identified macroeconomic and market cycle.

●	Correlation analysis. This approach considers the degree to which returns in different asset classes do or do not move together, and the Fund’s aim to achieve a favorable overall risk and return profile by utilizing the data for position sizing and overall portfolio composition. The analysis considers both longer-term (3 to 5 years) as well as short-term correlations.

In addition, the Advisor has a flexible mandate that permits the Advisor, in its sole discretion, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

Madison Short-Term Strategic Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. To keep current income relatively stable and to limit share price volatility, the Fund emphasizes investment grade securities and maintains a short (typically 3.5 years or less) average portfolio duration, with the goal of being between 75-125% of the market benchmark duration (for this purpose, the benchmark used is Bloomberg US Government/Credit Float Adjusted 1-5 Year Index, the duration of which as of June 30, 2026 was 2.64 years). The maximum average duration of any individual portfolio security will be 8 years. Duration is an approximation of the expected change in a debt security’s price given a 1% move in interest rates, using the following formula: change in debt security value = (change in interest rates) x (duration) x (-1). By way of example, assume XYZ company issues a five-year bond which has a duration of 4.5 years. If interest rates were to instantly increase by 1%, the bond would be expected to decrease in value by approximately 4.5%.

Madison Asset Management, LLC (“Madison” or the “Advisor”) considers, among other things, credit risk, sector exposure and yield curve positioning in selecting securities for the Fund. Tidal Investments LLC (“Tidal” or the “Subadvisor”) provides advisory services to the Fund by, among other things, trading equity portfolio securities and performing related services (if any), providing tax optimization services and assists in basket creation, reporting and monitoring, portfolio compliance monitoring and reporting. The Fund generally holds 100-500 individual securities in its portfolio at any given time and may invest in the following instruments:

●	Up to 90% of its assets in corporate debt securities: securities issued by domestic corporations;

●	U.S. Government debt securities: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

●	Up to 25% of its assets in non-investment grade debt securities (securities not rated within the four highest categories (i.e., “junk bonds”) or non-rated debt securities (securities issued or guaranteed by corporations, financial institutions, and others which, although not rated by a national rating service, are considered by Madison to have an investment quality equivalent to those categories in which the Fund is permitted to invest); and

●	Up to 50% in asset-backed, mortgage-backed and commercial mortgage-backed securities as well as collateralized loan obligations: securities issued or guaranteed by special purpose corporations and financial institutions that represent direct or indirect participation in, or are collateralized by, an underlying pool of assets. The types of assets that can be “securitized” include, among others, residential or commercial mortgages, credit card receivables, automobile loans, and other assets.

Madison may alter the composition of the Fund with regard to quality and maturity and may sell securities prior to maturity. Under normal market conditions, however, turnover for the Fund is generally not expected to exceed 100%. Sales of fund securities may result in capital gains. This can occur any time Madison sells a bond at a price that was higher than the purchase price, even if Madison does not engage in active or frequent trading. Madison’s intent when it sells bonds is to “lock in” any gains already achieved by that investment or, alternatively, prevent additional or potential losses that could occur if Madison continued to hold the bond. Turnover may also occur when Madison finds an investment that could generate a higher return than the investment currently held. However, increasing portfolio turnover at a time when Madison’s assessment of market performance is incorrect could lower investment performance. The Fund pays implied brokerage commissions when it purchases or sells bonds, which is the difference between the bid and ask price. As a result, as portfolio turnover increases, the cumulative effect of this may hurt Fund performance. Under normal market conditions, the Fund will not engage in active or frequent trading of its bonds. However, it is possible that Madison will determine that market conditions require a significant change to the composition of the Fund’s portfolio. For example, if interest rates begin to rise, Madison may attempt to sell bonds in anticipation of further rate increases before they lose more value. Also, if the Fund experiences large swings in shareholder purchases and redemptions, Madison may be required to sell bonds more frequently in order to generate the cash needed to pay redeeming shareholders. Under these circumstances, the Fund could make a taxable capital gain distribution.

The Fund may invest up to 10% of its net assets in shares of other registered investment companies that principally invest in fixed income securities. The Fund may also invest, without limit, in securities that have not been registered under the Securities Act of 1933 (the “Securities Act”) and continue to be subject to restrictions on resale, securities held by control persons of the issuer and securities that are subject to contractual restrictions on their resale (collectively, “restricted securities”). Restricted securities include, without limitation, securities eligible for purchase and sale pursuant to Rule 144A under the Securities Act (“Rule 144A”) and other securities issued in private placements. Under normal market conditions, the Fund will limit its investments in Rule 144A securities to securities with $100 million or more in principal amount outstanding as of the time of their original issuance.

The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate near fully in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds.
Madison Aggregate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. To keep current income relatively stable and to limit share price volatility, the Fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration (for this purpose, the benchmark used is Bloomberg U.S. Aggregate Bond Index, the duration of which as of June 30, 2026 was 5.73 years). Duration is an approximation of the expected change in a debt security’s price given a 1% move in interest rates, using the following formula: change in debt security value = (change in interest rates) x (duration) x (-1). By way of example, assume XYZ company issues a five-year bond which has a duration of 4.5 years. If interest rates were to instantly increase by 1%, the bond would be expected to decrease in value by approximately 4.5%.

Madison Asset Management, LLC (“Madison” or the “Advisor”) strives to add incremental return in the portfolio by making strategic decisions relating to credit risk, sector exposure and yield curve positioning. Tidal Investments LLC (“Tidal” or the “Subadvisor”) provides advisory services to the Fund by, among other things, trading equity portfolio securities (if any) and performing related services, providing tax optimization services and assists in basket creation, reporting and monitoring, portfolio compliance monitoring and reporting. The Fund generally holds 100-500 individual securities in its portfolio at any given time and may invest in the following instruments:

●	Corporate debt securities: securities issued by domestic corporations;

●	U.S. Government debt securities: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

●

Up to 20% of its assets in non-investment grade debt securities (securities not rated within the four highest categories (i.e., “junk bonds”) or non-rated debt securities (securities issued or guaranteed by corporations, financial institutions, and others which, although not rated by a national rating service, are considered by Madison to have an investment quality equivalent to those categories in which the Fund is permitted to invest);

●	Foreign government debt securities: securities issued or guaranteed by a foreign (including emerging market) government or its agencies or instrumentalities, payable in U.S. dollars, which have a rating within the four highest categories; and

●	Asset-backed, mortgage-backed and commercial mortgage-backed securities: securities issued or guaranteed by special purpose corporations and financial institutions that represent direct or indirect participation in, or are collateralized by, an underlying pool of assets. The types of assets that can be “securitized” include, among others, residential or commercial mortgages, credit card receivables, automobile loans, and other assets.

Madison may alter the composition of the Fund with regard to quality and maturity and may sell securities prior to maturity. Under normal market conditions, however, turnover for the Fund is generally not expected to exceed 100%. Sales of fund securities may result in capital gains. This can occur any time Madison sells a bond at a price that was higher than the purchase price, even if Madison does not engage in active or frequent trading. Madison’s intent when it sells bonds is to “lock in” any gains already achieved by that investment or, alternatively, prevent additional or potential losses that could occur if Madison continued to hold the bond. Turnover may also occur when Madison finds an investment that could generate a higher return than the investment currently held. However, increasing portfolio turnover at a time when Madison’s assessment of market performance is incorrect could lower investment performance. The Fund pays implied brokerage commissions when it purchases or sells bonds, which is the difference between the bid and ask price. As a result, as portfolio turnover increases, the cumulative effect of this may hurt Fund performance. Under normal market conditions, the Fund will not engage in active or frequent trading of its bonds. However, it is possible that Madison will determine that market conditions require a significant change to the composition of the Fund’s portfolio. For example, if interest rates begin to rise, Madison may attempt to sell bonds in anticipation of further rate increases before they lose more value. Also, if the Fund experiences large swings in shareholder purchases and redemptions, Madison may be required to sell bonds more frequently in order to generate the cash needed to pay redeeming shareholders. Under these circumstances, the Fund could make a taxable capital gain distribution.

The Fund may invest up to 10% of its net assets in shares of other registered investment companies that principally invest in fixed income securities. The Fund may also invest, without limit, in securities that have not been registered under the Securities Act of 1933 (the “Securities Act”) and continue to be subject to restrictions on resale, securities held by control persons of the issuer and securities that are subject to contractual restrictions on their resale (collectively, “restricted securities”). Restricted securities include, without limitation, securities eligible for purchase and sale pursuant to Rule 144A under the Securities Act (“Rule 144A”) and other securities issued in private placements. Under normal market conditions, the Fund will limit its investments in Rule 144A securities to securities with $100 million or more in principal amount outstanding as of the time of their original issuance.

The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate near fully in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds.
Madison Covered Call ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund will seek to achieve its objectives by (1) investing in common stocks of equity securities that pay dividends and (2) writing (i.e., selling) covered call options on a substantial portion of its portfolio of securities.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of companies, including other investment companies. The Fund invests, under normal market conditions, in a diversified portfolio of common stocks of large- and mid-capitalization issuers that, in the view of the Fund’s investment advisor, Madison Asset Management, LLC (“Madison” or the “Advisor”), sell at a reasonable price in relation to their long-term earnings growth rates, exhibit a high degree of financial strength and are well-positioned competitively. Tidal Investments LLC (“Tidal” or the “Subadvisor”) provides advisory services to the Fund by, among other things, trading portfolio securities and performing related services, providing tax optimization services and assists in basket creation, reporting and monitoring, portfolio compliance monitoring and reporting. The Fund will invest in growth stocks, value stocks or stocks that exhibit both style designations.

The Fund will invest at least 65% of its net assets in common stocks of large capitalization issuers that meet the Advisor’s investment criteria, which the Advisor generally considers to be stocks with a market capitalization similar to those companies in the S&P 500 Index®. The Fund may invest the remainder of its common stock investments in companies that meet the Advisor’s selection criteria but whose market capitalization is considered to be “mid-cap,” which the Advisor generally considers to be stocks with a market capitalization similar to those companies in the Russell Midcap® Index.

The Fund may invest up to 15% of its net assets in foreign securities, including American Depositary Receipts (ADRs) and emerging market securities. The Fund will generally hold 30-60 individual equity and investment company securities. This reflects Madison’s belief that the Fund should be invested in Madison’s top investment ideas, and that focusing on Madison’s highest conviction investment ideas is the best way to achieve the Fund’s investment objective.

In addition to investing in common stocks, the Fund will simultaneously write covered call options on a substantial portion of the common stocks in its portfolio.

In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right (but not the obligation) to purchase or sell the underlying asset at a specified price (the “strike price”) within a specified time period (the “expiration date”). A call option gives the purchaser of the option the right to buy, and obligates the seller (i.e., the Fund) to sell, the underlying security at the exercise price before the expiration date. In exchange for writing a call option on an underlying portfolio security, the Fund receives income, in the form of a premium, from the option buyer. The Fund’s covered call options help to partially offset the effect of a price decline of the portfolio securities of the Fund through means of the premiums received by the Fund. At the same time, because the Fund must be prepared to deliver the underlying security in return for the strike price, even if its current value is greater, the Fund gives up some ability to participate in the underlying security price increases. The Fund employs a “covered call” option strategy meaning the option written by the Fund is a call option on a portfolio security that the Fund invests in. The extent of option writing activity will depend upon market conditions and the Advisor’s ongoing assessment of the attractiveness of writing call options on the Fund’s stock holdings.

In addition to its covered call option strategy, the Fund may invest up to 20% of its net assets in an option strategy that includes the writing of put options on certain of the common stocks in the Fund’s portfolio. A put option gives the purchaser of the option the right to sell, and the writer (i.e., the Fund) of the option the obligation to buy, the underlying security during the option period at the strike price. To seek to offset some of the risk of a larger potential decline in the event the overall stock market has a sizable short-term or intermediate-term decline, the Fund may, to a limited extent (not more than 2% of its total assets) purchase put options or put option debit spreads (where another put option at a lower strike price is sold to offset the cost of the first put option) on broad-based securities indices (such as the S&P 500® Index, S&P MidCap 400® Index or other indices deemed suitable) or certain ETFs that trade like common stocks but represent such market indices. To seek to offset some of the risk of a larger potential decline in an individual holding due to a binary short-term company specific event, the Fund may, to a limited extent (not more than 2% of its total assets) purchase put options on individual equity holdings.

The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate near fully in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities. Therefore, the Fund’s investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of companies, including other investment companies.
Madison Dividend Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in equity securities of companies with a market capitalization of over $2 billion and a history of paying dividends, with the ability to increase dividends over time. Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in dividend paying equity securities. The Fund’s investment advisor, Madison Asset Management, LLC (“Madison” or the “Advisor”), will identify investment opportunities by screening for companies that generally have the following characteristics:

●	A dividend yield of at least 100% of the market dividend yield. For this purpose, the “market dividend yield” consists of the dividend yield of the companies in the S&P 500® Index;
●	A strong balance sheet;
●	A dividend history that has been maintained and which is likely to increase.

The Advisor identifies dividend value opportunities by comparing a company’s current relative dividend yield, defined as the stock’s dividend yield divided by the S&P 500 dividend yield, to the company’s historical relative dividend yield range of up to 20 years. Stocks trading near or within the top half (50th percentile) of their historical relative dividend range represent dividend value opportunities.

The Fund expects to be fully invested in equity securities but will maintain the flexibility to hold up to 20% of the Fund’s net assets in preferred stocks and investment grade fixed income securities when warranted in Madison’s discretion. The Fund may also invest up to 25% of its common stock allocation in foreign securities, including American Depositary Receipts (ADRs) and emerging market securities.

To the extent invested in common stocks, the Fund generally invests in 25-40 companies at any given time. This reflects Madison’s belief that the Fund should be invested in Madison’s top investment ideas, and that focusing on Madison’s highest conviction investment ideas is the best way to achieve the Fund’s investment objective.

Tidal Investments LLC (“Tidal” or the “Subadvisor”) provides advisory services to the Fund by, among other things, trading portfolio securities and performing related services, providing tax optimization services and assists in basket creation, reporting and monitoring, portfolio compliance monitoring and reporting.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in dividend paying equity securities.